Commitments and Contingent Liabilities - Summary of Operating Lease and Other Commitments (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Lease And Other Commitments [Line Items]
Operating leases	€ 2,464	€ 2,454
Other commitments	1,910	2,240
Within 1 year [Member]
Disclosure Of Operating Lease And Other Commitments [Line Items]
Operating leases	481	418
Other commitments	1,099	1,274
Later than 1 year but not later than 5 years [Member]
Disclosure Of Operating Lease And Other Commitments [Line Items]
Operating leases	1,259	1,250
Other commitments	780	935
Later than 5 years [Member]
Disclosure Of Operating Lease And Other Commitments [Line Items]
Operating leases	724	786
Other commitments	€ 31	€ 31